Borrowings and financial liabilities	12 Months Ended
Dec. 31, 2020
Borrowings and financial liabilities
Borrowings and financial liabilities

Note 12: Borrowings and financial liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Conditional advances	1,006	893
Non-convertible bonds	4,392	940
Non-current financial liabilities	5,398	1,833

Conditional advances	274	274
Non-convertible bonds	3,025	3,454
Convertible notes	1,699	1,400
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	4,834	2,134
Bank overdrafts	15	—
Current financial liabilities	9,846	7,262

Total financial liabilities	15,244	9,095

(1) Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

In December 2019, a portion of the CIR receivables for 2018 and 2019 were prefinanced by FONDS COMMUN DE TITRISATION PREDIREC INNOVATION 2020 with NEFTYS CONSEIL SARL as arranger, or NEFTYS. Consequently, the Company recorded:

•	a liability for the amount due to NEFTYS at the time of CIR collection;
•	a financial asset for the amounts deducted by NEFTYS on the receivables sold (considered as a guarantee deposit, see Note 6), and
•	a current asset for the CIR research tax credits payable by the French State.

In accordance with IFRS 9, the financial liability due to NEFTYS was determined using the amortized cost method for each year:

•	CIR 2018: €2,904 thousand; and
•	CIR 2019: €1,930 thousand.

CIR receivables for 2018 and 2019 were reimbursed by the French Tax Authorities in 2020.The prefinanced receivables were then reimbursed directly to NEFTYS (see Note 6).

In December 2020, a portion of the CIR 2020 receivables was prefinanced by NEFTYS. This operation followed the same rules described above.

In accordance with IFRS 9, the financial liability due to NEFTYS in relation to the CIR 2020 was determined using the amortized cost method for €2,134 thousand.

Reconciliation of value on redemption to carrying amount

	Value on redemption as of
								Carrying
								amount as
				Derivative		Fair value		of
	DECEMBER	DECEMBER	Warrants	financial	Issuance	of financial	Amortized	DECEMBER
(amounts in thousands of euros)	31, 2019	31, 2020	discount	instruments	costs	liabilities	cost	31, 2020
Conditional advances	1,368	1,232	—	—	—	—	(65)	1,167
Non-convertible bonds	7,709	4,495	(319)	—	(355)	—	573	4,394
Convertible notes Negma	2,080	1,400	—	—	—	—	—	1,400
Bank overdrafts	15	—	—	—	—	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	5,029	2,252	—	—	(40)	—	(78)	2,134
Total financial liabilities	16,201	9,379	(319)	—	(396)	—	431	9,095

Breakdown of financial liabilities by maturity, at value on redemption

The maturity of financial liabilities is broken down as follows:

			Non-current
	AS OF
	DECEMBER	Current
(amounts in thousands of euros)	31, 2020	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,232	292	940	—
Non-convertible bonds	4,495	3,550	945	—
Convertible notes Negma	1,400	1,400	—	—
Convertible notes Atlas	—	—	—	—
Bank overdrafts	—	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	2,252	2,252	—	—
Total financial liabilities	9,379	7,494	1,885	—

12.1 Conditional advances

The table sets out the changes in conditional advances:

		BPI –	AFM –
(amounts in thousands of euros)	BPI -Sarcob	BIO101	Téléthon	Total
As of January 1, 2019	182	1,025	—	1,207
(+) Proceeds from conditional advances	—	—	400	400
(-) Repayment	(52)	(275)	—	(327)
Subsidies	—	—	(34)	(34)
Financial expenses	6	24	4	33
As of December 31, 2019	135	774	370	1,279
(+) Proceeds from conditional advances	—	—	—	—
(-) Repayment	(26)	(110)	—	(136)
Subsidies	—	—	—	—
Financial expenses	3	13	8	24
As of December 31, 2020	112	677	378	1,167

Breakdown of conditional advances by maturity, at value on redemption

		BPI –	AFM –
(amounts in thousands of euros)	BPI -Sarcob	BIO101	Téléthon	Total
As of December 31, 2020	118	715	400	1,232
Less than one year	72	220	—	292
One to five years	46	495	400	941
More than five years	—	—	—	—

12.1.1 BPI France conditional advance - “Sarcob” project

On February 4, 2015, Biophytis entered into an agreement with BPI France for an interest-free conditional advance of €260 thousand payable in milestone installments for the “in vitro, in vivo and pharmacokinetic characterization of a candidate drug.”

The Company received €260 thousand in aggregate in connection with this agreement. The project has been successfully completed.

This initial repayment schedule pursuant to the successful completion of the project is:

•	€6.5 thousand per quarter from June 30, 2017 to March 31, 2018 (4 payments);
•	€13 thousand per quarter from June 30, 2018 to March 31, 2021 (12 payments); and
•	€19.5 thousand per quarter from June 30, 2021 to March 31, 2022 (4 payments).

Following the COVID‑19 health crisis, the Company managed to postpone the repayments of the first and second quarters of 2020 which extended the initial repayment schedule by two more quarters. The repayment schedule after considering these changes is as follows:

•	€13 thousand per quarter from June 30, 2020 to March 31, 2021 (3 repayments);
•	€19.5 thousand per quarter from June 30, 2021 to March 31, 2022 (4 repayments); and
•	€32.5 thousand per quarter from June 30, 2022 to December 30, 2022 (2 repayments).

The commitments provided by the Company pursuant to this agreement can be found in Note 21.2.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates (3‑month Euribor + 2.5 percentage points = 2.56)% is considered as a public grant.

12.1.2 BPI France conditional advance – “BIO101” project

On November 28, 2016, the Company entered into an agreement with BPI France for an interest-free conditional advance of €1,100 thousand payable in milestone installments for the “production of clinical batches, regulatory preclinical and clinical stages for Phase I of BIO101 for the sarcopenia obesity treatment.”

The Company received €1,100 thousand in aggregate in connection with this agreement. The project has been successfully completed. The initial repayment schedule pursuant to the successful completion of the project is:

•	€55 thousand per quarter from December 31, 2018 to September 30, 2023 (20 payments). The first quarterly repayment was made by the Company in January 2019.

Following the COVID‑19 health crisis, the Company managed to postpone the repayments of the first and second quarters of 2020 which extended the initial repayment schedule by two more quarters. The repayment schedule after considering these changes is as follows:

•	€55 thousand per quarter from June 30, 2020 to March 31, 2024 (11 repayments).

The commitments provided by the Company pursuant to this agreement can be found in Note 21.2.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates (3‑month Euribor + 2.5 percentage points = 2.19)% is considered as a public grant.

12.1.3 Collaboration agreement with AFM-Telethon – « BIO 101 » project

Biophytis entered into a collaboration agreement effective as of June 3, 2019 with AFM-Telethon focusing on the development of its lead drug candidate, Sarconeos (BIO101) for the treatment of Duchenne Muscular Dystrophy (DMD) through its MYODA clinical program.

Under the terms of the collaboration, AFM-Telethon provided funding of €400,000 to Biophytis for certain additional preclinical studies and for the preparations for the MYODA clinical program, which may become repayable under certain circumstances.

The repayment is scheduled over a two-year period (constant semi-annual reimbursement) pursuant to the approval to launch Phase 3 of the MYODA clinical program.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates (3‑month Euribor + 2.5 percentage points = 2.18)% is considered as a public grant.

12.2 Convertible notes and non-convertible bonds

12.2.1 Issuance of convertible notes to NEGMA

NEGMA
(amounts in thousands of euros)	ORNANEBSA
As of January 1, 2019	—
(+) Proceeds received	4,500
(-) Warrants (“BSA”) discount	(75)
(-) Derivative instruments	(1,184)
(-) Transaction costs	(300)
(+) Fair value of financial liabilities	391
(+) Change in fair value of financial liabilities upon conversion	(210)
(+/-) Amortized cost	996
(-) Conversion	(2,420)
As of December 31, 2019	1,699
(+) Fair value of financial liabilities	(181)
(+/-) Amortized cost	562
(-) Conversion	(680)
As of December 31, 2020	1,400

On August 21, 2019, the Company signed an agreement with Negma Group Limited providing for up to €24 million in financing to the Company through the issuance of multiple tranches of convertible notes with attached warrants (ORNANEBSA), at the sole discretion of the Company.

Pursuant to this agreement, the Board of Directors decided the issuance of the following convertible notes and warrants during the year ended December 31, 2019:

•

A first tranche on August 21, 2019 of 300 ORNANE plus a commitment fee of 30 ORNANE, with attached warrants to purchase 585,936 shares (BSAT1), resulting in gross proceeds to the Company of €3 million; and

•

A second tranche on December 27, 2019 of 300 ORNANE, out of which 50% were paid by Negma Group as of December 31, 2019, resulting in gross proceeds to the Company of €1.5 million and with attached warrants to purchase 694,444 shares (BSAT2).

On April 6, 2020, as part of the implementation of the Atlas agreement described below, the Company terminated the contract with Negma.

Following this termination, Negma undertook legal action in order to claim damages of €910,900 from Biophytis as well as the delivery of 7,000,000 Biophytis shares, that Negma considers it was entitled to pursuant to the only Biophytis ORNANES still held by Negma, issued in consideration for a loan of €1,400,000 in principal.

The sum of €910,900 claimed by Negma corresponds to the contractual penalties alleged by Negma under the terms of the Negma Contract 2019, which provided for the payment of such penalties in the event of conversion of notes into shares when the stock price is below the par value of the shares. Biophytis vigorously disputed this legal action and these requests for payment and delivery of shares.

Pursuant to a summary judgment dated May 7, 2020, Negma obtained a decision partially responding to its claims ordering, under penalty (which amounted to €7 thousand), Biophytis to pay damages in an amount of €378 thousand and deliver 2,050,000 Biophytis shares.

This delivery of 2,050,000 shares valued at €1,394 thousand was considered as a financial indemnification recorded as a financial expense. The financial indemnification totaling €1,779 thousand was then recorded as a financial expense during the year ended December 31, 2020. The summary judgement did not extinguish the liability of €1,400,000 in principal due to Negma.

Biophytis and Negma appealed the decision of the Paris Commercial Court (see Note 14).

On November 18, 2020, Paris Court of Appeal ruled in Biophytis’ favor and sentenced Negma to return to Biophytis the 2,050,000 shares previously delivered as well as the provision of €378 thousand. In addition, Negma was ordered to pay €41 thousand to Biophytis as additional compensation. The total income of €419 thousand was recorded in financial income during the year ended December 31, 2020.

As of December 31, 2020, the Company recognized the right to receive the 2,050,000 shares to be returned by Negma in equity for €1,394 thousand against the reversal of the indemnification previously recorded as financial expense.

During the year 2020, 68 bonds held by Negma were converted into new shares generating the issuance of 3,400,000 shares under the formula mentioned above for tranche 1 and tranche 2.

Negma also exercised all BSAT2 during the year ended December 31, 2020 generating the issuance of 694,444 shares. All BSAT1 are still outstanding as of December 31, 2020.

Accounting treatment

In accordance with IFRS 9, the convertible notes were initially recognized at the fair value of their debt component and subsequently this debt component is accounted for under the amortized cost method.

The conversion option of the convertible notes was bifurcated and classified in derivative instruments due to the parity not fixed and measured at fair value on the date of issuance (based on the Black-Scholes valuation model) with recognition of the changes in fair value in the statement of consolidated operations in accordance with IFRS 9.

The table below summarizes the accounting treatment of the conversion option:

Conversion option	Tranche 1			Tranche 2
	As of the	As of	As of	As of the	As of	As of
	issue date	December	December	issue date	December	December
Negma	(08/21/2019)	31, 2019	31, 2020	(12/27/2019)	31, 2019	31, 2020
Number of outstanding convertible notes	300	58	—	150	150	—
Number of shares issuable upon conversion	6,976,744	3,222,222	—	7,500,000	7,500,000	—
Conversion price	€0.43	€0.18	—	€0.20	€0.20	—
Expected term	3 months	1 month	—	3 months	3 months	—
Volatility	83.16%	101.29%	—	119.15%	119.15%
Risk-free rate	(0.78)%	(0.68)%	—	(0.78)%	(0.78)%
Value of the derivative instrument (in thousands of €)	819	106		364	346	—
Changes in fair value during the period (in thousands of €)		(714)	(106)		(19)	(346)

In accordance with IFRS 9, the discount of 8% was considered as an implied redemption premium recognized in financial expenses with a corresponding entry posted as an increase of the value of the related financial liability. Upon conversion of the notes, this amount included in financial liabilities is transferred to premiums related to share capital.

Pursuant to this agreement, when the conversion price is less than the nominal value of the share, a conversion penalty applies. This conversion penalty was considered as an implied redemption premium recognized in financial expenses (€301 thousand in 2019) and paid to Negma.

As of December 31, 2019, 242 convertible notes had been converted in accordance with the formula above, resulting in the issuance of 10,499,841 new shares pursuant to Tranche 1.

As of December 31, 2020, 310 convertible notes had been converted in accordance with the formula above, resulting in the issuance of 10,849,841 new shares pursuant to Tranche 1 and 3,050,000 new shares pursuant to Tranche 2.

Main characteristics of the warrants

The warrants are detached from ORNANE immediately. They may be transferred by their holders only to Affiliates and will not be subject to a request for admission to trading on the Euronext Growth market. They may be exercised for a period of five years from their date of issuance. Each warrant gives its holder a right to subscribe one new Biophytis share.

The strike price of the warrants is calculated using the following formula: Pe = 125% x P, where

•	“Pe” is the warrant strike price,
•	“P” is the conversion price, i.e., the lowest volume weighted average price over the 15 trading days preceding the date on which exercise is requested.

The number of warrants to be issued upon the issuance of the ORNANEBSA will be such that, when multiplied by the warrant’s strike price (determined according to the terms and conditions below), the resulting amount is equal to 12.5% of the par value of the tranche according to the following formula: n = (r x Vn)/(125% x P), where

•	“n” is the number of warrants issued,
•	“r” is the ratio of warrants issued as compared to the number of ORNANE, i.e., 12.5%,
•	“P” is the conversion price, i.e., the lowest volume weighted average price over the 15 trading days preceding the date on which exercise is requested.

The warrants issued to Negma as part of each tranche were recognized at fair value (based on the Black-Scholes valuation model) in equity instruments at the issuance date in accordance with IAS 32.

Warrants	Tranche 1	Tranche 2
	As of the issue	As of the issue
	date	date
NEGMA	(08/21/2019)	(12/27/2019)
Number of outstanding warrants	585,936	694,444
Exercise price per share	€0.64	€0.27
Expected term	10 months	5 months
Volatility	71.11%	109.14%
Risk-free rate	(0.96)%	(0.96)%
Value of the equity instrument (in thousands of €)	49	26

The Company recognized:

•	A deferred tax liability with respect to the equity instrument for €28 thousand in 2019, as a decrease of equity on initial recognition under IAS 12 Income Taxes; and
•

A deferred tax asset with respect to net operating losses (NOLs) carried forward as a result of the deferred tax liabilities generated, resulting in a deferred tax benefit of €28 thousand in 2019 in the statement of consolidated operations.

12.2.2 Issuance of convertible notes to ATLAS

ATLAS
(amounts in thousands of euros)	ORNANE
As of January 1, 2020	—
(+) Proceeds received	9,000
(-) Derivative instruments	(2,398)
(-) Issuance costs	(435)
(+) Fair value of financial liabilities	(270)
(+/-) Change in the fair value of financial liabilities	270
(+/-) Amortized cost	2,833
(-) Repayment	(750)
(-) Conversion	(8,250)
As of December 31, 2020	—

In April 2020, the Company signed a new convertible note financing of up to €24 million from ATLAS to continue the development of Sarconeos (BIO 101) through the issuance of multiple convertible notes. This contract replaces the Negma contract.

The Company issued a first tranche of €3 million on April 29, 2020, a second tranche of €3 million on June 19, 2020 and a third tranche of €3 million on August 28, 2020.

A commitment fee of €375 thousand was withheld from the proceeds of the first tranche. Other issuance costs were incurred by the Company for approximately €66 thousand (€16 thousand for the first tranche, €23 thousand for the second tranche and €27 for the third tranche).

Main characteristics of the ORNANE note warrants

The 960 3‑year ”note warrants” require their holder to exercise them, at the Company’s request, in tranches of 120 warrants each. Each warrant grants its holder the right to one ORNANE. “Note warrants” may not be transferred and are not subject to a request for admission to trading on the Euronext Growth market.

Main characteristics of the ORNANE

The ORNANE (Notes) have a par value of €25,000 and are issued at a subscription price of 0.97% of the nominal value.

They do not bear interest and have a 24‑month maturity from issuance. Holders of ORNANE may request at any time to convert them during their maturity period, and at that time, the Company will be able to redeem the ORNANE in cash. At the end of the term, and if the ORNANE have not yet been converted or redeemed, the holder will have to convert them.

The holder may ask to convert the ORNANE at any time at the conversion parity determined by the following formula: N = Vn /(R x P), where

•	“N” is the number of shares yielded by the conversion,
•	“Vn” is the par value of the ORNANEs, i.e., 25,000 euros,
•	“R” is the conversion ratio, i.e., 0.97,
•	“P” is the conversion price, i.e., the lowest volume weighted average price over the 10 trading days preceding the date on which conversion is requested.

On the day of the conversion request, the Company may redeem the ORNANE in cash using the following formula: V = Vn/R x Pr, where

•	“V” is the amount redeemed to the holder,
•	“Pr” is the lowest price between (i) the weighted average closing price prior to the conversion and (ii) the lowest weighted average prices of the previous 10 trading days x 1.15.

ORNANE may be transferred by their holders only to Affiliates and will not be subject to a request for admission to trading on the Euronext Growth market.

Accounting treatment

In accordance with IFRS 9, the debt component of the convertible notes was measured according to the amortized cost method.

The conversion option of the convertible notes was bifurcated and classified in derivative instruments due to the parity not fixed and measured at fair value on the date of issuance (based on the binomial valuation model) with recognition of the changes in fair value in profit or loss in accordance with IFRS 9.

The table below summarizes the accounting treatment of the conversion option:

Conversion option	Tranche 1		Tranche 2		Tranche 3
	As of the issue date	As of	As of the	As of	As of the	As of
	issue date	December	issue date	December	issue date	December
ATLAS	(04/29/2020)	31, 2020	(06/19/2020)	31, 2020,	(08/28/2020)	31, 2020
Number of outstanding convertible notes	120	—	120	—	120	—
Number of shares issuable upon conversion	3,203,759	—	3,992,856	—	4,827,907	—
Conversion price	€0.94	—	€0.75	—	€0.62	—
Volatility	85.54%	—	68.05%	—	48.60%	—
Risk-free rate	(0.57)%	—	0.55%	—	(0.59)%	—
Fair value of the option	0.310	—	0.204	—	0.122	—
Value of the derivative instrument (in thousands of €)	986	—	809	—	586	—
Changes in fair value during the period (in thousands of €)		(986)		(809)		(586)

In accordance with IFRS 9, the discount of 3% was considered as an implied redemption premium recognized in financial expenses.

As of December 31, 2020, 330 convertible notes had been converted in accordance with the formula above, resulting in the issuance of 17,178,683 new shares pursuant to Tranche 1, 2 and 3.

30 notes issued with the third tranche have been repaid in cash for a total amount of €750 thousand.

As of December 31, 2020, all the convertibles notes issued for the benefit of Atlas has been converted. Pursuant to the agreement, we may issue up to 600 additional ORNANE to ATLAS, which would provide for additional funding to us of up to €15 million.

12.2.3 Issuance of non-convertible bonds to Kreos

(amounts in thousands of euros)	KREOS
As of January 1, 2019	6,930
(+) Proceeds received	2,420
(+) Guarantee deposit	80
(-) Transactions costs	(50)
(+/-) Amortized cost	328
(-) Repayment	(2,292)
As of December 31, 2019	7,417
(+) Proceeds received	—
(+) Guarantee deposit	—
(-) Transactions costs	—
(+/-) Amortized cost	189
(-) Repayment	(3,214)
As of December 31, 2020	4,392

On September 10, 2018, the Company signed a venture loan agreement and bonds issue agreement with Kreos, which provide for up to €10 million in financing to the Company through the issuance by the Company to Kreos of non-convertible bonds in four separate tranches of €2.5 million each, plus the issuance of attached warrants in connection with the first tranche. As required under the terms of the venture loan agreement, the Company pledged a security interest in the Company’s assets for the benefit of Kreos. The Company also granted a security interest in the business as a going concern, including a portion of the Company’s patents, to Kreos.

Each tranche of non-convertible bonds bears a 10% annual interest rate and must be repaid in cash in 36 monthly installments commencing in April 2019.

Pursuant to the terms of the agreements, the Company has the right, at any time but with no less than 30 days prior notice to Kreos, to prepay or purchase the non-convertible bonds, exclusively in full. The prepayment will be equal to (i) the principal amount outstanding, plus (ii) the sum of all interest repayments which would have been paid throughout the remainder of the term of the relevant tranche discounted by 10% per annum.

The first and second tranches of non-convertible bonds were issued on September 10, 2018, the third tranche was issued on December 17, 2018, and the last one was issued on March 1, 2019, for total gross proceeds to the Company of €10 million.

Guarantee deposits totaling €320 thousand (€80 thousand per tranche) were withheld by Kreos from the proceeds received by the Company. The amount withheld will be deducted from the last installment to be repaid by the Company. It is presented under “Non-current financial assets.”

The BSA warrants issued to Kreos as part of the first tranche give the holder the right to subscribe for up to 442,477 ordinary shares at an exercise price of €2.67 per share for a term of 7 years. These warrants were valued at €319 thousand and were recorded in equity and as a reduction of the debt value.

Accounting treatment

In accordance with IFRS 9, the non-convertible debt component is measured according to the amortized cost method, which amounted to €4.4 million as of December 31, 2020 and to €7.4 million as of December 31, 2019.